Amounts Receivable and Prepaids	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Amounts Receivable and Prepaids [Text Block]

7. Amounts Receivable and Prepaids

	March 31, 2023	March 31, 2022
Sales tax receivable **	$8,693,836	$4,516,993
Prepaid expenses and other receivables	4,658,854	3,021,408
Receivable on sale of subsidiary*	1,815,964	1,815,964
Energy tax receivable	-	439,926
Total	$15,168,654	$9,794,291
Less: current portion	(9,353,875)	(6,758,017)
Long term portion	$5,814,779	$3,036,274

* Receivable is conditional upon ruling by the by the Swedish Tax Authority related to an ongoing value added tax process. If the ruling is favourable; amounts will be received; otherwise the amounts will not be collectible. Management has assessed the collectability using a probability model under a range of scenarios and this receivable reflects the results of that process.

** Includes VAT receivable of $3,998,815 (2022 - $1,220,310) which is conditional upon ruling by the Swedish Tax Authority related to an ongoing value added tax process. If the ruling is favourable; amounts will be received; otherwise, the amounts will not be collectible. If the ruling of the Swedish Tax Authority goes against the Company, then the full amount may be payable including other items such as interest and penalties. See Note 17.

Subsequent to the year ended March 31, 2023, the Company received a payment for VAT from the Swedish Tax Authority for its March 2023 filing for its subsidiary Bikupa Datacenter 2 AB.